Reinsurance	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Reinsurance

Note 7: Reinsurance

The Company entered into a reinsurance agreement with its affiliate, CMFG Life, on a coinsurance basis to cede 100% of its investment-type contracts for its single premium deferred modified guaranteed index annuity contract, which are accounted for using the deposit method of accounting. The agreement is pending regulatory review as of the date of these unaudited condensed financial statements. The Company does not have any assets on deposit and related liabilities or separate account assets and liabilities for the contracts as of June 30, 2019 and December 31, 2018, respectively. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $220 and $410 for the three and six months ended June 30, 2019. There were no expenses incurred for the three and six months ended June 30, 2018.

The Company entered into a reinsurance agreement with its affiliate, CMFG Life, on a coinsurance and modified coinsurance basis to cede 100% of its investment-type contracts for its flexible premium deferred variable and index linked annuity, which are accounted for using the deposit method of accounting. On October 15, 2018, the Company amended its reinsurance agreement with CMFG Life to include a new flexible premium deferred variable and index linked annuity offering by the Company and will continue to cede 100% of its investment-type contracts for its flexible premium variable and index linked deferred annuities. The Company had $460,458 and $337,755 of assets on deposit for these contracts as of June 30, 2019 and December 31, 2018, respectively. The Company had related liabilities of $460,458 and $337,755 as of June 30, 2019 and December 31, 2018, respectively, which are included in policyholder account balances in the balance sheets. The Company had separate account assets and liabilities for these contracts of $137,135 and $137,135 and $103,205 and $103,205, respectively, as of June 30, 2019 and December 31, 2018. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $5,906 and $11,092 for the three and six months ended June 30, 2019 and $4,738 and $8,407 for the three and six months ended June 30, 2018, respectively.

The Company entered into another agreement with its affiliate, CMFG Life, to cede 100% of its investment-type contracts for its single premium deferred index annuity, which are accounted for using the deposit method of accounting. The Company had $3,246,576 and $2,800,341 of assets on deposit for these contracts as of June 30, 2019 and December 31, 2018, respectively. The Company had related liabilities of $3,246,576 and $2,800,341, respectively which are included in policyholder account balances in the balance sheets. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $14,284 and $27,611 for the three and six months ended June 30, 2019 and $12,296 and $23,775 for the three and six months ended June 30, 2018, respectively.

The Company cedes 100% of its insurance policies in force to CMFG Life and is reimbursed 100% for expenses incurred in the provision of policyholder and benefit payments services, and insurance taxes and charges going forward.

MLIC did not have any other reinsurance agreements at June 30, 2019 or December 31, 2018 and the entire reinsurance recoverable balance of $24,200 and $24,034, respectively, was due from CMFG Life. The recoverable balances are not collateralized and the Company retains the risk of loss in the event CMFG Life is unable to meet its obligations assumed under the reinsurance agreements. MLIC believes the risk of non-collection is remote due to CMFG Life’s stable financial strength ratings of A from A.M. Best Company and S&P Global Ratings and A2 rating from Moody’s Investors Service.

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the three months and six months ended June 30 are as follows:

	Three months ended		Six months ended
	June 30,		June 30,
	2019	2018	2019	2018

Premiums:
Direct - written	$670	$1,125	$2,128	$1,737
Direct - change in unearned	7	14	(3)	(3)

Direct - earned	677	1,139	2,125	1,734

Ceded to affiliate - written	(670)	(1,125)	(2,128)	(1,737)
Ceded to affiliate - change in unearned	(7)	(14)	3	3

Ceded to affiliate - earned	(677)	(1,139)	(2,125)	(1,734)

Premiums - written, net	-	-	-	-
Premiums - change in unearned, net	-	-	-	-

Premiums, net	$-	$-	$-	$-

Contract charges:
Direct	$2,656	$1,856	$5,097	$3,334
Ceded to affiliate	(2,656)	(1,856)	(5,097)	(3,334)

Contract charges, net	$-	$-	$-	$-

Claims, benefits and losses incurred:
Direct	$(100)	$788	$1,783	$1,432
Ceded to affiliate	100	(787)	(1,783)	(1,431)

Claims, benefits and losses, net	$-	$1	$-	$1

Interest credited to policyholder account balances:
Direct	$13,878	$10,401	$26,826	$19,838
Ceded to affiliate	(13,858)	(10,406)	(26,792)	(19,853)

Interest credited to policyholder account balances, net	$20	$(5)	$34	$(15)

Note 7: Reinsurance

The Company entered into a reinsurance agreement with its affiliate, CMFG Life, on a coinsurance and modified coinsurance basis to cede 100% of its investment-type contracts for its flexible premium variable and index linked deferred annuity, which are accounted for using the deposit method of accounting. On October 15, 2018, the Company amended its reinsurance agreement with CMFG Life to include a new flexible premium variable and index linked deferred annuity offering by the Company and will continue to cede 100% of its investment-type contracts for its flexible premium variable and index linked deferred annuities. The Company had $337,755 and $165,924 of assets on deposit for these contracts as of December 31, 2018 and 2017, respectively. The Company had related liabilities of $337,755 and $165,924 as of December 31, 2018 and 2017, respectively, which are included in policyholder account balances in the balance sheets. The Company had separate account assets and liabilities for these contracts of $103,205 and $103,205 and $69,005 and $69,005, respectively, as of December 31, 2018 and 2017. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $17,738, $11,019 and $6,302 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company entered into a second agreement with its affiliate, CMFG Life, to cede 100% of its investment-type contracts for its single premium deferred index annuity, which are accounted for using the deposit method of accounting. The Company had $2,800,341 and $2,287,109 of assets on deposit for these contracts as of December 31, 2018 and 2017, respectively. The Company had related liabilities of $2,800,341 and $2,287,109, respectively which are included in policyholder account balances in the balance sheets. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $52,652, $44,773 and $37,961 for the years ended December 31, 2018, 2017 and 2016, respectively.

On October 31, 2012, the Company ceded 95% of its insurance policies in force pursuant to a reinsurance agreement with CMFG Life and the Company was reimbursed for 95% of expenses incurred in the provision of policyholder and benefit payment services, and insurance taxes and charges on a go forward basis under this contract. On September 30, 2015, the Company amended its reinsurance agreement with CMFG Life and now cedes 100% of its insurance policies in force to CMFG Life and is reimbursed 100% for expenses incurred in the provision of policyholder and benefit payments services, and insurance taxes and charges going forward. The Company receives a commission equal to 100% of its actual expenses incurred for this business, which was $767, $839 and $894 for the years ended December 31, 2018, 2017 and 2016, respectively.

MLIC did not have any other reinsurance agreements at December 31, 2018 or 2017 and the entire reinsurance recoverable balance of $24,034 and $23,973, respectively, was due from CMFG Life. The recoverable balances are not collateralized and the Company retains the risk of loss in the event CMFG Life is unable to meet its obligations assumed under the reinsurance agreements. MLIC believes the risk of non-collection is remote due to CMFG Life’s stable financial strength ratings of A from A.M. Best Company and S&P Global Ratings and A2 rating from Moody’s Investors Service.

The effects of reinsurance on contract charges, interest credited to policyholder accounts, premiums and on claims, benefits, and losses incurred for the years ended December 31 are as follows:

	2018	2017	2016

Face amount of policies in force	$80,872	$86,587	$95,577

Premiums:
Direct - written	$2,812	$3,145	$2,168
Direct - change in unearned	–	5	1

Direct - earned	2,812	3,150	2,169

Ceded to affiliate - written	(2,812)	(3,145)	(2,172)
Ceded to affiliate - change in unearned	–	(5)	(18)

Ceded to affiliate - earned	(2,812)	(3,150)	(2,190)

Premiums - written, net	–	5	(4)
Premiums - change in unearned, net	–	(5)	(17)

Premiums, net	$–	$–	$(21)

Contract charges:
Direct	$7,535	$3,498	$1,303
Ceded to affiliate	(7,535)	(3,498)	(1,303)

Contract charges, net	$–	$–	$–

Claims, benefits and losses incurred:
Direct	$2,507	$2,779	$1,761
Ceded to affiliate	(2,507)	(2,777)	(1,762)

Claims, benefits and losses, net	$–	$2	$(1)

Interest credited to policyholder account balances:
Direct	$41,175	$30,469	$20,519
Ceded to affiliate	(41,190)	(30,469)	(20,519)

Interest credited to policyholder account balances, net	$(15)	$–	$–